Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
At June 30, 2024
Opening balance	R$ 155,108	R$ 128,131
Acquisitions	89,312	61,601
Disposals	(7,369)	(12,137)
Transfers	(337)	9,707
Depreciation	(36,439)	(31,317)
Translation gains (losses)	1,855	(877)
Total cost	410,794	333,467
Accumulated depreciation	(208,664)	(178,359)
Accounting balance, net	202,130	155,108
Buildings and improvements [Member]
At June 30, 2024
Opening balance	74	188
Acquisitions		311
Disposals		(11)
Transfers		(305)
Depreciation	(21)	(109)
Translation gains (losses)
Total cost	853	853
Accumulated depreciation	(800)	(779)
Accounting balance, net	R$ 53	R$ 74
Annual depreciation rates (weighted average) - %	3.00%	3.00%
Equipment And Facilities [Member]
At June 30, 2024
Opening balance	R$ 36,026	R$ 29,038
Acquisitions	6,565	5,401
Disposals	(90)	(1,481)
Transfers	21,917	5,927
Depreciation	(4,392)	(2,764)
Translation gains (losses)	728	(95)
Total cost	100,885	71,017
Accumulated depreciation	(40,131)	(34,991)
Accounting balance, net	R$ 60,754	R$ 36,026
Annual depreciation rates (weighted average) - %	7.00%	7.00%
Vehicles and agricultural machinery [Member]
At June 30, 2024
Opening balance	R$ 30,269	R$ 28,983
Acquisitions	4,668	10,725
Disposals	(4,714)	(2,094)
Transfers	(3,547)	(1,748)
Depreciation	(3,826)	(5,322)
Translation gains (losses)	(47)	(275)
Total cost	30,714	36,516
Accumulated depreciation	(7,911)	(6,247)
Accounting balance, net	R$ 22,803	R$ 30,269
Annual depreciation rates (weighted average) - %	7.00%	7.00%
Furniture And Fixtures [Member]
At June 30, 2024
Opening balance	R$ 3,178	R$ 2,377
Acquisitions	1,092	1,283
Disposals	(14)	(64)
Transfers
Depreciation	(485)	(393)
Translation gains (losses)	68	(25)
Total cost	6,945	5,709
Accumulated depreciation	(3,106)	(2,531)
Accounting balance, net	R$ 3,839	R$ 3,178
Annual depreciation rates (weighted average) - %	10.00%	10.00%
Total in operation [Member]
At June 30, 2024
Opening balance	R$ 69,547	R$ 60,586
Acquisitions	12,325	17,720
Disposals	(4,818)	(3,650)
Transfers	18,370	3,874
Depreciation	(8,724)	(8,588)
Translation gains (losses)	749	(395)
Total cost	139,397	114,095
Accumulated depreciation	(51,948)	(44,548)
Accounting balance, net	87,449	69,547
Property, plant and equipment in progress [Member]
At June 30, 2024
Opening balance	6,495
Acquisitions	12,060	7,386
Disposals
Transfers	(18,370)	(891)
Depreciation
Translation gains (losses)
Total cost	185	6,495
Accumulated depreciation
Accounting balance, net	185	6,495
Sugarcane [Member]
At June 30, 2024
Opening balance	79,066	67,545
Acquisitions	64,927	36,495
Disposals	(2,551)	(8,487)
Transfers	(337)	6,724
Depreciation	(27,715)	(22,729)
Translation gains (losses)	1,106	(482)
Total cost	271,212	212,877
Accumulated depreciation	(156,716)	(133,811)
Accounting balance, net	R$ 114,496	R$ 79,066
Annual depreciation rates (weighted average) - %	20.00%	20.00%